Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Deferred tax expense (benefit) for unrealized appreciation on available for sale securities	$ 1,700,000	$ 5,660,000	$ 352,000
Deferred tax expense (benefit) for reclassification adjustment for sale of securities included in net income	1,556,000	1,668,000	2,024,000
Deferred tax expense (benefit) for reclassification adjustment for write-down of securities included in net income	0	0	(168,000)
Deferred tax (benefit) expense for pension and postretirement, current year actuarial gain (loss)	2,262,000	(1,601,000)	(171,000)
Deferred tax expense (benefit) for pension and postretirement current year prior service credit	4,036,000	0	0
Deferred tax benefit for amortization of pension and postretirement prior service cost	(20,000)	(24,000)	(24,000)
Deferred tax expense (benefit) for reclassification adjustment for pension and postretirement net (gain) loss	$ (798,000)	$ (802,000)	$ (637,000)